BLACKROCK FUNDS II

BlackRock Credit Strategies Income Fund

BlackRock Floating Rate Income Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Low Duration Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2018 to the Prospectuses of each Fund (each, a “Prospectus”)

Effective immediately, the following changes are made to each Prospectus:

The section of each Prospectus entitled “For More Information—Fund and Service Providers—Accounting Services Provider” or “For More Information—Funds and Service Providers—Accounting Services Provider” is deleted in its entirety and replaced with the following:

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

The section of each Prospectus entitled “For More Information—Fund and Service Providers—Custodian” or “For More Information—Funds and Service Providers—Custodian” is deleted in its entirety and replaced with the following:

CUSTODIAN

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

Shareholders should retain this Supplement for future reference.

PR2-MULTI-0218SUP